Property, equipment, intangible assets and leases - Summary of right-of-use assets and lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Beginning balance	R$ 258,491	R$ 284,509
Current	0	0
Non-current	281,804	258,491
Additions	90,851	49,764
Business combination	17,493
Depreciation expense	(75,955)	(79,256)
Decrease Through Write-Off, Right-Of-Use Assets	114
Revaluation	1,187	8,929
Effects of exchange rate	(6,285)	(5,455)
Ending balance	281,804	258,491
Lease liabilities
Beginning balance	285,638	318,555
Current	123,978	69,722
Non-current	180,784	215,916
Additions	116,774	49,853
Business combination	19,802
Write off	(675)
Interest expense on Right-use assets	(3,864)
Interest expense on lease liabilities	22,927	22,794
Revaluation	0	(89)
Payment of lease liabilities	(6,967)	(5,820)
As of December 31, 2022	(132,737)	(99,655)
Ending balance	R$ 304,762	R$ 285,638